Note 4 - Other Investments (Tables)	12 Months Ended
Mar. 31, 2014
Note 4 - Other Investments (Tables) [Line Items]
Available-for-sale Securities [Table Text Block]
	Thousands of U.S. Dollars
March 31, 2014	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	$13,515	$22,961	$51	$36,425

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
	Thousands of U.S. Dollars
	Less than 12 Months		12 Months or More		Total
March 31, 2014	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	$549	$51	-	-	$549	$51

Japanese Yen [Member]
Note 4 - Other Investments (Tables) [Line Items]
Available-for-sale Securities [Table Text Block]
	Thousands of Yen
March 31, 2013	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥500,616	¥813,445	¥4,138	¥1,309,923

March 31, 2014

Available-for-sale—Equity securities	¥1,391,820	¥2,364,442	¥5,251	¥3,751,011

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	¥27,902	¥4,138	-	-	¥27,902	¥4,138

March 31, 2014

Available-for-sale—Equity securities	¥56,524	¥5,251	-	-	¥56,524	¥5,251